OFS Credit Company, Inc.

Schedule of Investments

July 31, 2020

(unaudited)

Company and Investment	Effective Yield (3)	Initial Acquisition Date	Maturity (6)	Principal Amount	Amortized Cost	Fair Value (5)	Percent of Net Assets
Structured Finance (1) (2) (8)
Allegro CLO VII, Ltd.
Subordinated Notes	12.98%	2/14/2019	6/13/2031	$3,100,000	$2,469,187	$1,885,274	5.1%

Anchorage Capital CLO 1-R Ltd.
Subordinated Notes	17.35%	10/5/2018	4/13/2031	2,100,000	1,712,146	1,332,209	3.6

Atlas Senior Loan Fund X Ltd.
Subordinated Notes	4.46%	10/5/2018	1/15/2031	5,000,000	3,189,278	1,140,697	3.1

Atlas Senior Loan Fund IX Ltd. (4)
Subordinated Notes	0.00%	10/5/2018	4/20/2028	1,200,000	619,840	202,413	0.5

Battalion CLO IX Ltd.
Income Notes (7)	21.06%	10/10/2018	7/15/2031	1,079,022	721,446	604,828	1.6
Subordinated Notes	21.06%	10/10/2018	7/15/2031	1,770,978	1,184,095	992,692	2.7
				2,850,000	1,905,541	1,597,520	4.3
Battalion CLO XI Ltd.
Subordinated Notes	17.64%	3/20/2019	10/24/2029	5,000,000	4,129,055	3,399,500	9.2

BlueMountain Fuji U.S. CLO III, Ltd.
Subordinated Notes	20.59%	9/18/2019	1/15/2030	3,701,700	2,742,540	1,956,893	5.1

Crown Point CLO 4 Ltd.
Subordinated Notes	18.18%	3/22/2019	4/20/2031	5,000,000	4,112,455	3,337,616	9.0

Dryden 30 Senior Loan Fund
Subordinated Notes	7.52%	10/5/2018	11/15/2028	1,000,000	535,427	366,174	1.0

OFS Credit Company, Inc.

Schedule of Investments

July 31, 2020

(unaudited)

Company and Investment	Effective Yield (3)	Initial Acquisition Date	Maturity (6)	Principal Amount	Amortized Cost	Fair Value (5)	Percent of Net Assets
Dryden 38 Senior Loan Fund
Subordinated Notes	14.93%	10/5/2018	7/15/2030	$2,600,000	$1,758,576	$1,251,972	3.4%

Dryden 41 Senior Loan Fund
Subordinated Notes	17.71%	10/5/2018	4/15/2031	2,600,000	1,663,907	1,280,498	3.4

Dryden 53 CLO, Ltd.
Income Notes (7)	19.52%	10/5/2018	1/15/2031	3,200,000	2,386,335	1,926,721	5.2
Subordinated Notes	24.11%	10/1/2019	1/15/2031	500,000	341,191	301,050	0.8
				3,700,000	2,727,525	2,227,771	6.0
Dryden 76 CLO, Ltd.
Subordinated Notes	19.80%	9/27/2019	10/20/2032	2,250,000	1,838,303	1,604,649	4.3

Elevation CLO 2017-7, Ltd.
Subordinated Notes	10.75%	10/5/2018	7/15/2030	4,750,000	3,456,292	2,521,516	6.8

Elevation CLO 2017-8, Ltd.
Subordinated Notes	12.33%	10/5/2018	10/25/2030	2,000,000	1,464,251	1,029,532	2.8

TCI-Flatiron CLO 2017-1, Ltd.
Subordinated Notes	17.15%	3/22/2019	5/15/2030	3,000,000	2,007,163	1,723,303	4.6

Flatiron CLO 18 Ltd.
Subordinated Notes	16.88%	10/5/2018	4/17/2031	4,500,000	3,648,563	2,903,775	7.8

Greenwood Park CLO, Ltd.
Subordinated Notes	13.99%	10/5/2018	4/15/2031	4,000,000	3,283,863	2,696,203	7.2

Halcyon Loan Advisors Funding 2018-1 Ltd.
Subordinated Notes	15.30%	3/20/2019	7/20/2031	3,000,000	2,317,157	1,465,004	3.9

OFS Credit Company, Inc.

Schedule of Investments

July 31, 2020

(unaudited)

Company and Investment	Effective Yield (3)	Initial Acquisition Date	Maturity (6)	Principal Amount	Amortized Cost	Fair Value (5)	Percent of Net Assets
HarbourView CLO VII-R, Ltd. (4)
Subordinated Notes	0.00%	10/5/2018	11/18/2026	$3,100,000	$1,886,533	$164,604	0.3%

Madison Park Funding XXIII, Ltd.
Subordinated Notes	15.13%	10/5/2018	7/27/2047	4,000,000	3,049,025	2,518,800	6.7

Marble Point CLO X Ltd.
Subordinated Notes	7.31%	10/5/2018	10/15/2030	7,000,000	5,036,094	2,837,393	7.6

Marble Point CLO XI Ltd.
Income Notes (7)	6.96%	10/5/2018	12/18/2047	1,500,000	1,183,344	576,393	1.5

MidOcean Credit CLO VII Ltd.
Income Notes (7)	4.00%	3/20/2019	7/15/2029	3,275,000	2,153,972	1,122,015	3.0

MidOcean Credit CLO VIII Ltd.
Income Notes (7)	16.85%	1/14/2019	2/20/2031	3,250,000	2,466,379	2,060,385	5.5

MidOcean Credit CLO IX Ltd.
Income Notes (7)	15.61%	11/21/2018	7/20/2031	3,000,000	2,080,729	1,732,024	4.6

Niagara Park CLO, Ltd.
Subordinated Notes	20.34%	11/8/2019	7/17/2032	2,000,000	1,495,149	1,291,131	3.5

Octagon Investment Partners 39, Ltd.
Subordinated Notes	24.31%	2/27/2020	10/20/2030	3,600,000	2,446,714	2,381,452	6.4

Sound Point CLO IV-R, Ltd.
Subordinated Notes	7.82%	11/2/2018	4/18/2031	4,000,000	1,490,898	884,530	2.4

OFS Credit Company, Inc.

Schedule of Investments

July 31, 2020

(unaudited)

Company and Investment	Effective Yield (3)	Initial Acquisition Date	Maturity (6)	Principal Amount	Amortized Cost	Fair Value (5)	Percent of Net Assets
THL Credit Wind River 2014-3 CLO Ltd.
Subordinated Notes	9.42%	10/10/2018	10/22/2031	$2,778,000	$1,939,814	$901,790	2.4%

Venture 33 CLO Limited
Subordinated Notes	8.49%	3/21/2019	7/15/2031	3,150,000	2,433,578	1,305,542	3.5

Vibrant CLO X Ltd.
Subordinated Notes	18.28%	5/23/2019	10/20/2031	5,000,000	3,558,961	2,720,392	7.3

Voya CLO 2017-4, Ltd.
Subordinated Notes	8.93%	10/5/2018	10/15/2030	1,000,000	819,562	538,815	1.4

ZAIS CLO 3, Limited
Income Notes (7)	7.35%	10/10/2018	7/15/2031	1,038,255	655,195	151,902	0.4
Subordinated Notes	7.35%	10/10/2018	7/15/2031	1,761,745	1,111,756	257,752	0.7
				2,800,000	1,766,951	409,653	1.1

Total Structured Finance Notes				$110,804,700	$79,388,772	$55,367,437	148.3%

OFS Credit Company, Inc.

Schedule of Investments

July 31, 2020

(unaudited)

(1)	These investments are generally subject to certain limitations on resale, and may be deemed to be "restricted securities" under the Securities Act of 1933, as amended.
(2)	Structured finance investments, including income notes and subordinated notes, are considered CLO subordinated debt positions. CLO subordinated debt positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. These securities are colloquially referred to as CLO equity.
(3)	The effective yield is estimated based upon the current projection of the amount and timing of distributions including the estimated amount of terminal principal payments. Effective yields for the Company's CLO subordinated debt positions are monitored and evaluated at each reporting date. The estimated yield and investment cost may ultimately not be realized. As of July 31, 2020, the Company's weighted-average effective yield on its aggregate CLO structured finance positions, based on current amortized cost, was 13.90%.
(4)	As of July 31, 2020, the effective accretable yield has been estimated to be 0%, as the aggregate amount of projected distributions, including projected distributions related to liquidation of the underlying portfolio upon the security's anticipated optional redemption, is less current amortized cost. Projected distributions are periodically monitored and re-evaluated. All actual distributions will be recognized as reductions to amortized cost until such time, if and when occurring, a future aggregate amount of then-projected distributions exceeds the security's then-current amortized cost.
(5)	The fair value of all investments was determined using significant, unobservable inputs, and was determined in good faith by the board of directors of the Company.
(6)	Maturity represents the contractual maturity date of the CLO subordinated debt positions. Expected maturity and cash flows, not contractual maturity and cash flows, were utilized in deriving the effective yield of the investments.
(7)	Security issued by an affiliate of named issuer.
(8)	We do not "control" and are not an "affiliate" of any of our portfolio investments, each as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). In general, under the 1940 Act, we would be presumed to "control" a portfolio investment if we owned 25% or more of its voting securities and would be an "affiliate" of a portfolio investment if we owned 5% or more of its voting securities.